Note 16 - Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value
		US$
Awarded and unvested as of July 1, 2024	-	-
Granted	1,776,000	1.19
Forfeited/cancelled	-	-
Vested	-	-
Awarded and unvested as of June 30, 2025	1,776,000	1.19
Effect of share consolidation	(1,687,200)	-
Awarded and unvested as of June 30, 2025 (restated)	88,880	11.90
Granted	-	-
Forfeited/cancelled	-	-
Vested	(84,466)	-
Awarded and unvested as of June 30, 2026	4,334	11.90

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average remaining contractual life (Years)	Weighted average exercise price
			US$
Outstanding and exercisable
As of June 30, 2024	1,883,803	-	5.48
Forfeited	(1,883,803)	-	-
Exercised	-	-	-
As of June 30, 2025	-	-	-